RECENT ACCOUNTING PRONOUNCMENTS (Details) $ in Millions	Jun. 30, 2016 USD ($)
Accounting Changes and Error Corrections [Abstract]
Debt Issuance Costs, Line of Credit Arrangements, Gross	$ 7.2